Investment Securities - Unrealized Gross Losses and Fair Values of Securities in a Continuous Loss Position (Details) $ in Thousands	Sep. 30, 2016 USD ($) security	Dec. 31, 2015 USD ($) security	Dec. 31, 2014 USD ($)
Securities in the available-for-sale portfolio in a continuous loss position
Number of individual securities in a continuous loss position | security	46	120
Time in Continuous Loss
Less Than 12 Months Unrealized Losses	$ (1,258)	$ (17,680)	$ (5,072)
Less Than 12 Months Fair Value	424,625	2,682,621	1,132,533
12 Months or Longer Unrealized Losses	(8,271)	(27,262)	(39,802)
12 Months or Longer Fair Value	594,917	709,322	1,165,721
Total Unrealized Losses	(9,529)	(44,942)	(44,874)
Total Fair Value	1,019,542	3,391,943	$ 2,298,254
U.S. Treasury securities
Time in Continuous Loss
Less Than 12 Months Unrealized Losses		(2,150)
Less Than 12 Months Fair Value		499,976
Total Unrealized Losses		(2,150)
Total Fair Value		499,976
Government-sponsored enterprises debt securities
Time in Continuous Loss
Less Than 12 Months Unrealized Losses	(57)	(324)
Less Than 12 Months Fair Value	24,931	70,808
Total Unrealized Losses	(57)	(324)
Total Fair Value	24,931	70,808
Government agency mortgage-backed securities
Time in Continuous Loss
Less Than 12 Months Unrealized Losses	(17)	(508)
Less Than 12 Months Fair Value	26,287	55,982
Total Unrealized Losses	(17)	(508)
Total Fair Value	26,287	55,982
Non-government asset-backed securities
Time in Continuous Loss
Less Than 12 Months Unrealized Losses		(143)
Less Than 12 Months Fair Value	609	95,310
12 Months or Longer Unrealized Losses	(16)
12 Months or Longer Fair Value	11,680
Total Unrealized Losses	(16)	(143)
Total Fair Value	12,289	95,310
Collateralized mortgage obligations: Government agency
Time in Continuous Loss
Less Than 12 Months Unrealized Losses	(1,102)	(11,423)
Less Than 12 Months Fair Value	307,798	1,428,423
12 Months or Longer Unrealized Losses	(3,034)	(12,153)
12 Months or Longer Fair Value	268,384	354,335
Total Unrealized Losses	(4,136)	(23,576)
Total Fair Value	576,182	1,782,758
Collateralized mortgage obligations: Government-sponsored enterprises
Time in Continuous Loss
Less Than 12 Months Unrealized Losses	(82)	(3,132)
Less Than 12 Months Fair Value	65,000	532,122
12 Months or Longer Unrealized Losses	(5,221)	(15,109)
12 Months or Longer Fair Value	314,853	354,987
Total Unrealized Losses	(5,303)	(18,241)
Total Fair Value	$ 379,853	$ 887,109